                               CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell &
Reed Advisors Funds, Inc. (1933 Act File No. 2-21867; 1940 Act File No.
811-2552) ("Registrant") hereby certifies (a) that the respective forms of
Prospectus used for Waddell & Reed Advisors Bond Fund of Registrant and of
the Statement of Additional Information used with respect to Registrant do not differ from such Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 131 ("Amendment No. 131") to its
Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 131 was filed electronically.

                             WADDELL & REED ADVISORS
                             FUNDS, INC.

Dated: January 3, 2003       By:  /s/Kristen A. Richards
                             ---------------------------
                             Kristen A. Richards
                             Vice President, Secretary and
                               Associate General Counsel